Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 21,997	$ 20,016
Accumulated depreciation	9,957	10,055
Premises and equipment, net	12,040	9,961
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,384	2,384
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	12,869	11,058
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,448	6,265
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 296	$ 309